Associates and joint ventures	12 Months Ended
Dec. 31, 2024
Disclosure Of Associates And Joint Ventures [Abstract]
Associates and joint ventures	9 Associates and joint ventures

		2024		2023			2022
	Total £m	Group’s share £m	Total £m	Group's share £m		Total £m	Group's share £m
Revenue	9,936	2,635	9,412	2,630		9,486	2,675
Profit from operations	2,662	715	2,596	783		1,971	622
Net finance income	5	2	15	4		21	4
Profit on ordinary activities before taxation	2,667	717	2,611	787		1,992	626
Taxation on ordinary activities	(639)	(172)	(664)	(194)		(595)	(176)
Profit on ordinary activities after taxation	2,028	545	1,947	593		1,397	450
Non-controlling interests	(27)	(6)	(28)	(8)		(27)	(8)
Post-tax results of associates and joint ventures	2,001	539	1,919	585		1,370	442
Gain from partial divestment of shares in ITC	—	1,361	—	—		—	—
Total post-tax results of associates and joint ventures	2,001	1,900	1,919	585	0	1,370	442
Enumerated below are movements that have impacted the post-tax results of associates and joint ventures in 2024, 2023 and 2022.
The amounts below were reported as adjusting items under the share of profit from associates in the income statement.
(a) Adjusting items
In 2024, the Group’s interest in ITC, an associate of the Group in India, decreased from 29.02% to 25.45% (2023: 29.19% to 29.02%; 2022:
29.38% to 29.19%) as a result of ITC issuing ordinary shares under the ITC Employee Share Option Scheme and the Group's partial divestment of shares held in ITC.
The issue of these shares under the ITC Employee Option Scheme and related change in the Group’s share of ITC resulted in a gain of £18 million (2023: £40 million gain; 2022: £3 million loss), which is treated as a deemed partial disposal and included in the income statement.
On 13 March 2024, the Group announced the divestment of 436,851,457 ordinary shares held in ITC, representing 12% of the Group's equity stake (the equivalent of 3.5% of ITC's ordinary shares). A gain of £1,361 million has been recognised in the Group’s share of post-tax results of associates and joint ventures and includes a foreign exchange loss of £43 million reclassified to the income statement and previously recognised in associates other comprehensive income. Refer to note 27(b)(i) for further details.
In 2023, ITC recognised a credit in respect of the proceeds received in partial settlement of the insurance claim towards the cost of leaf tobacco stocks destroyed in a third-party warehouse fire, the Group’s share of which was £2 million.
In 2022, the Group incurred a £2 million amortisation charge in relation to the acquired intangibles associated with the acquisition of Organigram. In 2023, these acquired trademarks were impaired in full. Additionally, in 2023, the Group impaired the investment in Organigram by £34 million (2022: £59 million) (net of tax), driven by the decrease in Organigram’s share price. In 2024, no further impairment was required.
During 2022, the Group decided to cease business activities altogether in Yemen, including participating in the management of the
Group's associates, due to the challenging operating environment in the country. This led to the full impairment of the investment in the Group's remaining associate in Yemen, United Industries Company Limited, with a charge of £18 million to the income statement.
(b) Other financial information
The Group’s share of the results of associates and joint ventures (excluding the gain from partial divestment of shares in ITC) is shown in the table below.

	2024	2023	2022
	Group’s share £m	Group’s share £m	Group’s share £m
Profit on ordinary activities after taxation
– attributable to owners of the parent	539	585	442
Other comprehensive income:
Items that may be reclassified to profit and loss	(13)	(107)	6
Items that will not be reclassified to profit and loss	33	(5)	19
Total comprehensive income	559	473	467
Summarised financial information of the Group’s associates and joint ventures is shown below.

			2024
	ITC £m	Others £m	Total £m
Revenue	7,265	2,671	9,936
Profit on ordinary activities before taxation	2,680	(13)	2,667
Post-tax results of associates and joint ventures	2,025	(24)	2,001
Other comprehensive income	98	(15)	83
Total comprehensive income	2,123	(39)	2,084

			2023
	ITC £m	Others £m	Total £m
Revenue	6,805	2,607	9,412
Profit on ordinary activities before taxation	2,813	(202)	2,611
Post-tax results of associates and joint ventures	2,121	(202)	1,919
Other comprehensive loss	(368)	(20)	(388)
Total comprehensive income	1,753	(222)	1,531

			2022
	ITC £m	Others £m	Total £m
Revenue	7,126	2,360	9,486
Profit on ordinary activities before taxation	2,395	(403)	1,992
Post-tax results of associates and joint ventures	1,761	(391)	1,370
Other comprehensive income	56	32	88
Total comprehensive income	1,817	(359)	1,458